Capital Stock - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share-Based Compensation Expense [Line Items]
Allocated share based compensation expenses	$ 29.1	$ 39.8	$ 42.5
Corporate allocation of share-based compensation	23.9	15.0	26.7
Share-based payment arrangement, total	53.0	54.8	69.2
Impact of accelerated vesting on equity awards	4.9	7.7	4.2
Total share-based compensation expense	57.9	62.5	73.4
Tax impact	(14.0)	(15.1)	(17.8)
Reduction in net income	43.9	47.4	55.6
Stock Options
Share-Based Compensation Expense [Line Items]
Allocated share based compensation expenses	0.8	1.7	2.3
Restricted Share Units and Other Share-based Compensation
Share-Based Compensation Expense [Line Items]
Allocated share based compensation expenses	27.7	37.7	39.3
Share appreciation rights
Share-Based Compensation Expense [Line Items]
Allocated share based compensation expenses	$ 0.6	$ 0.4	$ 0.9